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                                                                  LAW DEPARTMENT
                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                               ONE GRANITE PLACE
                                                               CONCORD, NH 03301

                                                              RONALD R. BESSETTE
                                                                  SENIOR COUNSEL
                                                             Phone: 603-229-6140
                                                         Ronald.Bessette@LFG.com


VIA EDGAR

October 5, 2009

Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Re: Post-Effective Amendment No. 37 to the Registration Statement on Form N-4 for Lincoln Life Variable Annuity Account N of
         The Lincoln National Life Insurance Company
         (File Nos. 333-61554; 811-08517)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln Life Variable Annuity Account N (the "Account"), we are transmitting for filing under Rule 485(a) of the Securities Act of 1933 (the "1933 Act") Post-Effective Amendment No. 37 to the Account's Registration Statement on Form N-4 under the 1933 Act and Amendment No. 202 to the Registration Statement under the Investment Company Act of 1940 (the "Amendment").

The Amendment is intended to be a "template" for other filings by the Company. Accordingly, the Company requests, pursuant to Rule 485(b)(1)(vii) under the 1933 Act, that the Commission permit the filing under paragraph (b) of Rule 485 of one or more post-effective amendments incorporating changes to the prospectus for other variable annuity contracts issued through the Account and certain other separate accounts of the Company. This filing replaces Post-Effective Amendment No. 33 (filed on June 23, 2009; withdrawn on October 1, 2009). Any questions or comments regarding this filing should be directed to my attention at (603) 229-6140.

Sincerely,

/s/ Ronald R. Bessette

Ronald R. Bessette
Senior Counsel